Description of the Plan - Contributions (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Net Asset Available for Benefit [Line Items]
Company basic contribution, less than or equal to 49 (percent)	4.00%
Company basic contribution, 50-69 (percent)	5.00%
Company basic contribution, 70+ (percent)	6.00%
Maximum annual deferral limit	23,500